Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Financial Assets And Liabilities
Schedule of financial instruments classification based on its recognition

		December 31, 2022				December 31, 2021
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	23	4,736	-	-	4,736	11,721	-	-	11,721
Short-term investments	23	-	-	61	61	-	-	184	184
Derivative financial instruments	20	-	-	342	342	-	-	111	111
Accounts receivable	11	538	-	3,781	4,319	703	-	3,211	3,914
		5,274	-	4,184	9,458	12,424	-	3,506	15,930
Non-current
Judicial deposits	28	1,215	-	-	1,215	1,220	-	-	1,220
Restricted cash	32	77	-	-	77	117	-	-	117
Derivative financial instruments	20	-	-	196	196	-	-	20	20
Investments in equity securities	14	-	7	-	7	-	6	-	6
		1,292	7	196	1,495	1,337	6	20	1,363
Total of financial assets		6,566	7	4,380	10,953	13,761	6	3,526	17,293

Financial liabilities
Current
Suppliers and contractors	13	4,461	-	-	4,461	3,475	-	-	3,475
Derivative financial instruments	20	-	-	90	90	-	-	243	243
Loans, borrowings and leases	23	489	-	-	489	1,204	-	-	1,204
Liabilities related to the concession grant	14(a)	416	-	-	416	760	-	-	760
Other financial liabilities - Related parties	31	400	-	-	400	393	-	-	393
Contract liability and other advances		766	-	-	766	916	-	-	916
		6,532	-	90	6,622	6,748	-	243	6,991
Non-current
Derivative financial instruments	20	-	-	186	186	-	-	592	592
Loans, borrowings and leases	23	12,223	-	-	12,223	12,578	-	-	12,578
Participative shareholders' debentures	22	-	-	2,725	2,725	-	-	3,419	3,419
Liabilities related to the concession grant	14(a)	2,554	-	-	2,554	1,437	-	-	1,437
Financial guarantees	32	-	-	103	103	-	-	542	542
		14,777	-	3,014	17,791	14,015	-	4,553	18,568
Total of financial liabilities		21,309	-	3,104	24,413	20,763	-	4,796	25,559

Schedule of assets and liabilities measured and recognized at fair value

		December 31, 2022				December 31, 2021
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	23	61	-	-	61	184	-	-	184
Derivative financial instruments	20	-	538	-	538	-	118	13	131
Accounts receivable	11	-	3,781	-	3,781	-	3,211	-	3,211
Investments in equity securities	14	7	-	-	7	6	-	-	6
		68	4,319	-	4,387	190	3,329	13	3,532

Financial liabilities
Derivative financial instruments	20	-	276	-	276	-	835	-	835
Participative shareholders' debentures	22	-	2,725	-	2,725	-	3,419	-	3,419
Financial guarantees	32	-	103	-	103	-	542	-	542
		-	3,104	-	3,104	-	4,796	-	4,796

Schedule of changes in Level 3 assets and liabilities

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2021	13	-
Gain and losses recognized in income statement	(13)	-
Balance at December 31, 2022	-	-

Schedule of fair value and carrying amounts of loans and financing

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	6,157	6,253	7,448	9,151
Debentures	233	225	387	387
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	278	278	354	449
R$, with fixed interest	2	2	13	-
Basket of currencies and bonds in US$ indexed to LIBOR	-	-	11	11
Debt contracts in the international market in:
US$, with variable and fixed interest	4,266	4,391	3,615	3,231
Other currencies, with variable interest	9	9	87	54
Other currencies, with fixed interest	89	91	107	117
	11,034	11,249	12,022	13,400